CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) ¥ in Thousands, $ in Thousands	Issued capital [member] USD ($)	Issued capital [member] CNY (¥)	Other reserves [member] USD ($)	Other reserves [member] CNY (¥)	Retained earnings [member] USD ($)	Retained earnings [member] CNY (¥)	Other Comprehensive Income Loss [Member] USD ($)	Other Comprehensive Income Loss [Member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2019		¥ 312,081		¥ 692,518		¥ (1,028,284)		¥ (3,869)		¥ (27,554)
IfrsStatementLineItems [Line Items]
Loss for the period						2,741				2,741
Foreign currency translation adjustments								(160)		(160)
Total comprehensive loss						2,741		(160)		2,581
Ending Balance at Jun. 30, 2020		312,081		692,518		(1,025,543)		(4,029)		(24,973)
Beginning balance, value at Dec. 31, 2020		390,297		716,776		(1,002,705)		(3,166)		101,202
IfrsStatementLineItems [Line Items]
Loss for the period						(26,741)			$ (4,141)	(26,741)
Foreign currency translation adjustments								(6,896)		(6,896)
Total comprehensive loss						(26,741)		(6,896)		(33,637)
Issuance of shares (Note 14)		31,691								31,691
Share-based payments (Note 15)				2,311						2,311
Ending Balance at Jun. 30, 2021	$ 65,352	¥ 421,988	$ 111,362	¥ 719,087	$ (159,426)	¥ (1,029,446)	$ (1,558)	¥ (10,062)	$ 15,730	¥ 101,567